Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Property, Plant And Equipment, Net
PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2015	2014
Cost (1):
Land, buildings and leasehold improvements (2)	$434,763	$400,769
Instruments, machinery and equipment (3)	734,731	709,601
Office furniture and other	81,684	80,554
Motor vehicles and airplanes	63,669	77,622
	1,314,847	1,268,546
Accumulated depreciation	(865,088)	(827,011)
Depreciated cost	$449,759	$441,535

Depreciation expenses for the years ended December 31, 2015, 2014 and 2013 amounted to $74,239, $79,457 and $83,445, respectively.

(1)	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $17,591 as of December 31, 2015 and 2014, respectively.

(2)	Set forth below is additional information regarding the real estate owned or leased by the Company:

	Israel(a)	U.S.(b)	Other Countries(c)
Owned	2,163,000 square feet	714,000 square feet	891,000 square feet
Leased	1,972,000 square feet	640,000 square feet	308,000 square feet

(a)
Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems’ Israeli subsidiaries.

(b)	Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primarily in Texas, New Hampshire, Florida, Alabama and Virginia.

(c)	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Latin America, Australia and Asia.

(3)	Includes equipment produced by the Company for its own use in the aggregate amount of $111,393 and $108,642 as of December 31, 2015 and 2014, respectively.

As for liens on assets – see Notes 20(H) and 20(I).